LOANS (Details 5) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Total gross credit portfolio [Member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	$ 166,372,776	$ 155,160,176
Commercial loans [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	89,536,494	83,191,116
Consumer [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	50,156,131	46,712,389
Mortgage [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	15,103,533	13,781,433
Microcredit [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	409,688	399,431
Financial Leasing [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	11,166,930	11,075,807
Less than a year [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	63,967,315	55,324,846
Less than a year [member] | Commercial loans [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	44,888,149	36,982,196
Less than a year [member] | Consumer [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	16,240,350	15,207,864
Less than a year [member] | Mortgage [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	469,702	396,964
Less than a year [member] | Microcredit [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	209,364	166,719
Less than a year [member] | Financial Leasing [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	2,159,750	2,571,103
From 1 to 3 year [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	34,651,451	33,702,870
From 1 to 3 year [member] | Commercial loans [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	19,651,034	19,083,900
From 1 to 3 year [member] | Consumer [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	11,146,916	10,928,357
From 1 to 3 year [member] | Mortgage [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	785,736	706,364
From 1 to 3 year [member] | Microcredit [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	178,052	208,759
From 1 to 3 year [member] | Financial Leasing [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	2,889,713	2,775,490
From 3 to 5 years [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	23,269,625	22,091,491
From 3 to 5 years [member] | Commercial loans [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	11,088,553	10,957,767
From 3 to 5 years [member] | Consumer [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	8,809,557	8,188,856
From 3 to 5 years [member] | Mortgage [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	857,039	732,454
From 3 to 5 years [member] | Microcredit [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	17,707	19,610
From 3 to 5 years [member] | Financial Leasing [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	2,496,769	2,192,804
More than 5 years [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	44,484,385	44,040,969
More than 5 years [member] | Commercial loans [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	13,908,758	16,167,253
More than 5 years [member] | Consumer [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	13,959,308	12,387,312
More than 5 years [member] | Mortgage [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	12,991,056	11,945,651
More than 5 years [member] | Microcredit [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	4,565	4,343
More than 5 years [member] | Financial Leasing [member]
Disclosure of loans and receivables [Line Items]
Loans and advances to customers	$ 3,620,698	$ 3,536,410